Property and Equipment, Net - Schedule of Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Electronics and office equipment [Member] USD ($)	Dec. 31, 2013 Electronics and office equipment [Member] CNY	Dec. 31, 2012 Electronics and office equipment [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] USD ($)	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2013 Leasehold improvement [Member] USD ($)	Dec. 31, 2013 Leasehold improvement [Member] CNY	Dec. 31, 2012 Leasehold improvement [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 8,863	53,654	51,061	$ 3,857	23,349	18,962	$ 753	4,557	4,772	$ 4,253	25,748	27,327
Less: Accumulated depreciation	(2,881)	(17,441)	(12,959)
Property and equipment, net	$ 5,982	36,213	38,102